Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	DESCRIPTION OF PLAN
The following description of The Oriental Bank CODA Profit Sharing Plan (the “Plan”) provides only general information. Participants should refer to the plan agreement for complete description of the Plan’s provisions.
General
The Plan was organized on January 1, 1992 as a defined contribution plan originally maintained by Oriental Bank (the “Employer”), a wholly owned subsidiary of OFG Bancorp (the “Company”), for the benefit of the Employer’s and its affiliated companies’ employees who are residents of Puerto Rico and are age 21 or older. The Plan is intended to be a qualified plan pursuant to the Puerto Rico Internal Revenue Code of 2011, as amended (the “PR Code”). In 2016, and further in 2022, the Plan was amended or restated to meet the requirements of Sections 401(a) and (k) of the U.S. Internal Revenue Code of 1986, as amended (the “US Code”). In 2024, the Puerto Rico Treasury Department (the “PR Treasury”) reaffirmed the Plan’s qualification under the PR Code. It contains a cash or deferred arrangement qualifying under the PR Code and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). As such, the Plan must comply with reporting and disclosure requirements, participation and vesting standards, and fiduciary standards and duties, among other requirements. The U.S. Department of Labor has full authority to regulate and investigate the Plan.
Under that certain Retirement Plan Services Agreement, dated July 1, 2012 (the “RPS Agreement”), the Employer is responsible for providing the Plan with recordkeeping, administration, and trustee services. The Employer provided the trustee services directly and contracted Oriental Pension Consultants Inc. (“OPC”) to provide the recordkeeping and administration services. OPC was a wholly owned subsidiary of the Company that, at that time, conducted the Company’s retirement plan record keeping and third-party administration business. Effective December 31, 2022, OPC sold its retirement plan record keeping and third-party administration business to National Professional Planning Group, Inc. (“NPPG”). Effective December 31, 2025, OPC was formally dissolved. The Employer continues to be responsible for the provision of record keeping, administration, and trustee services under the RPS Agreement. Therefore, as part of the sale transaction with NPPG, the Employer entered into a Temporary Services Agreement (the “TSA”) with NPPG, pursuant to which NPPG would provide record keeping and administration services for the Plan and certain other clients on behalf of the Employer, thereby replacing OPC in those functions. The Employer fulfils its obligations under the RPS Agreement by providing trustee services directly and supervising the record keeping and administration services that NPPG provides pursuant to the TSA.
The term of the TSA was retroactively extended pursuant to that certain Amendment and Restated Temporary Services Agreement, dated December 27, 2024, which shall terminate with respect to the Plan upon the execution of a new direct contract between the Plan and NPPG for the provision of the recordkeeping and administration services.

Contributions

Each year, participants may contribute up to the maximum deferral amount under the provisions of Section 402(g) of the US Code as annually indexed by the U.S. Internal Revenue Service (the “IRS”). For the years ended December 31, 2025 and 2024, the limit was $23,500 and $23,000, respectively. Nevertheless, these limits cannot exceed the annual deferral limit under the PR Code. If, in addition to a deferral election under the Plan, participants contribute to an individual retirement account (“IRA”) in Puerto Rico, pre-tax contributions to both the Plan and the Puerto Rico IRA in the aggregate cannot exceed the sum of the annual deferral limit under the PR Code ($22,000 and $20,000 for tax years ended December 31, 2025 and 2024, respectively). Participants may also contribute amounts representing distributions from other Puerto Rico and U.S. qualified defined benefit or contribution plans and allowed catch up contributions for participants over 50 up to $1,500 for both years ended December 31, 2025 and 2024.
Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan currently offers mutual funds, money market fund, a collective investment trust, and shares of common stock of the Company as investment options. Participants direct the investment of their matching contributions in the Plan. The Employer provides a discretionary matching contribution of 50% of each participant’s contributions up to a maximum contribution for matching purposes of 8% of the participant’s compensation per year.
Participant Accounts
Each participant’s account is credited with the participant’s contribution and allocations of the Employer’s contribution and Plan earnings and charged with an allocation of administrative fees. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled to is the benefit that can be provided from the participant’s vested account.
Vesting
Participants are immediately vested in their contributions plus actual earnings thereon. The Employer’s contribution portion of their accounts plus actual earnings thereon vest upon the occurrence of any of the following events: completion of three years of credited service; attaining age 65; total disability while employed by the Employer; or death while employed by the Employer.
Payment of Benefits
Plan participants are permitted to make withdrawals from the Plan, subject to provisions in the Plan agreement. On termination of service due to death, disability, or retirement, a participant or its heirs may elect to receive the value of the vested interest in his or her account in either a lump sum amount, a fixed period that may not exceed the participant’s life expectancy or through a fixed annuity contract. For termination of service for other reasons, a participant may receive the value of the vested interest in his or her account as a lump sum distribution. The Plan allows for participants to receive hardship distributions.
Notes Receivable from Participants
The Plan does not allow for loans to participants. However, on December 31, 2019, the Company purchased from the Bank of Nova Scotia all the outstanding common stock of Scotiabank de Puerto Rico (“SBPR”). In December 2020, the balances of the Retirement Plan of SBPR employee accounts were transferred to the Plan including its existing participant loans. As of December 31, 2025 and 2024 these loans amounted to $64,445 and $72,415, respectively, and they will be extinguished as they are repaid by participants. Loan terms range from 1-5 years or up to 30 years for a home loan. The loans are secured by the balance in the participant’s account and bear interest at a rate commensurate with the interest rate charged by persons in the business of lending money for loans which would be made under similar circumstances. Principal and interest are paid ratably through payroll deductions. No additional loans are or will be granted to participants.
Forfeited Accounts
Employer contributions that are not vested upon termination of employment are forfeited and may be used to pay administrative expenses and reduce future contributions to the Plan by the Employer. At December 31, 2024, the Plan had $45 in forfeitures available to pay administrative expenses and reduce future Employer contributions. During the year ended December 31, 2025, forfeitures outstanding at the end of 2024 were used to offset Employer contributions. At December 31, 2025, the Plan had $4,567 in forfeitures available to pay administrative expenses and reduce future Employer contributions.
Plan Termination
Although it has not expressed any intent to do so, the Employer has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to ERISA provisions. In the event of Plan termination, participants will become 100% vested in their Employer’s contributions.